Derivatives (Realized and Unrealized Gains (Losses)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Gain (loss) on derivatives, realized	$ 0	[1]	$ (2,998)	[1]	$ 0	[1]
Gain (loss) on derivatives, unrealized	992	[1]	(541)	[1]	(308)	[1]
Commodity derivatives [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) on derivatives, realized	2,408		(4,909)		0
Gain (loss) on derivatives, unrealized	992		(541)		(385)
Commodity derivatives [Member] | Revenue [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) on derivatives, realized	2,408		(1,911)		0
Gain (loss) on derivatives, unrealized	0		0		0
Commodity derivatives [Member] | Realized Gain (Loss) Derivatives [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) on derivatives, realized			(2,998)
Gain (loss) on derivatives, unrealized			0
Commodity derivatives [Member] | Unrealized Gain (Loss) on Derivatives [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) on derivatives, realized	0		0		0
Gain (loss) on derivatives, unrealized	992		(541)		(308)
Commodity derivatives [Member] | Interest Expense [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) on derivatives, realized					0
Gain (loss) on derivatives, unrealized					$ (77)

[1]	Effective January 1, 2011, we changed our segment gross margin measure to exclude unrealized non-cash mark-to-market adjustments related to our commodity derivatives. For the years ended December 31, 2012 and 2011, $1.0 million and $(0.5) million in unrealized gains (losses) on commodity derivatives were excluded from our Gathering and Processing segment gross margin. Effective April 1, 2011, we changed our segment gross margin measure to exclude realized early termination costs on commodity derivatives. For the year ended December 31, 2011, $(3.0) million in realized gains (losses) on the early termination of commodity derivatives were excluded from our Gathering and Processing segment gross margin.(c)Income (loss) on discontinued operations impacts our Gathering and Processing segment.